BOSTON PARTNERS
                                 FAMILY OF FUNDS


                      BOSTON PARTNERS LARGE CAP VALUE FUND
                       BOSTON PARTNERS MID CAP VALUE FUND
                     BOSTON PARTNERS SMALL CAP VALUE FUND II
                     BOSTON PARTNERS LONG/SHORT EQUITY FUND

                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                               Institutional Class

                         Supplement dated July 26, 2002
                      to Prospectus dated December 18, 2001


REVISIONS RELATING TO THE REOPENING OF THE SMALL CAP VALUE FUND II TO NEW INVESTMENTS.


                  The fourth paragraph under the caption "INTRODUCTION TO THE RISK/RETURN SUMMARY" on page 3 of the prospectus is revised as follows:

         Currently, the Boston Partners Long/Short Equity Fund is closed to certain new investments. Please read "Other Purchase Information" beginning on page 29 for more information.


                  The paragraphs under the caption "OTHER PURCHASE INFORMATION" on page 29 of the prospectus are revised in their entirety as follows:

         The Company reserves the right, in its sole discretion, to suspend the offering of Shares or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Funds. The Adviser will monitor each Fund's total assets and may decide to close any of the Funds at any time to new investments or to new accounts due to concerns that a significant increase in the size of a Fund may adversely affect the implementation of the Fund's strategy. The Adviser may also choose to reopen a closed Fund to new investments at any time, and may subsequently close such Fund again should concerns regarding the Fund's size recur. If a Fund closes to new investments, generally the closed Fund would be offered only to certain existing shareholders of the Fund and certain other persons, who are generally subject to cumulative, maximum purchase amounts, as follows:

         a. persons who already hold shares of the closed Fund directly or through accounts maintained by brokers by arrangement with the Company,

         b. existing and future clients of financial advisers and planners whose clients already hold shares of the closed Fund, and

         c. employees of the Adviser and their spouses, parents and children.

         Other persons who are shareholders of other Boston Partners Funds are not permitted to acquire shares of the closed Fund by exchange. Distributions to all shareholders of the closed Fund will continue to be reinvested unless a shareholder elects otherwise. The Adviser reserves the right to implement other purchase limitations at the time of closing, including limitations on current shareholders.

         Currently, the Boston Partners Long/Short Equity Fund is closed to new investments, subject to the limitations discussed above.

                                 BOSTON PARTNERS
                                 FAMILY OF FUNDS


                      BOSTON PARTNERS LARGE CAP VALUE FUND
                       BOSTON PARTNERS MID CAP VALUE FUND
                     BOSTON PARTNERS SMALL CAP VALUE FUND II
                     BOSTON PARTNERS LONG/SHORT EQUITY FUND

                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                                 Investor Class

                         Supplement dated July 26, 2002
                      to Prospectus dated December 18, 2001


REVISIONS RELATING TO THE REOPENING OF THE SMALL CAP VALUE FUND II TO NEW INVESTMENTS.


                  The fourth paragraph under the caption "INTRODUCTION TO THE RISK/RETURN SUMMARY" on page 3 of the prospectus is revised as follows:

         Currently, the Boston Partners Long/Short Equity Fund is closed to certain new investments. Please read "Other Purchase Information" beginning on page 29 for more information.


                  The paragraphs under the caption "OTHER PURCHASE INFORMATION" on page 29 of the prospectus are revised in their entirety as follows:

         The Company reserves the right, in its sole discretion, to suspend the offering of Shares or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Funds. The Adviser will monitor each Fund's total assets and may decide to close any of the Funds at any time to new investments or to new accounts due to concerns that a significant increase in the size of a Fund may adversely affect the implementation of the Fund's strategy. The Adviser may also choose to reopen a closed Fund to new investments at any time, and may subsequently close such Fund again should concerns regarding the Fund's size recur. If a Fund closes to new investments, generally the closed Fund would be offered only to certain existing shareholders of the Fund and certain other persons, who are generally subject to cumulative, maximum purchase amounts, as follows:

         a. persons who already hold shares of the closed Fund directly or through accounts maintained by brokers by arrangement with the Company,

         b. existing and future clients of financial advisers and planners whose clients already hold shares of the closed Fund, and

         c. employees of the Adviser and their spouses, parents and children.

         Other persons who are shareholders of other Boston Partners Funds are not permitted to acquire shares of the closed Fund by exchange. Distributions to all shareholders of the closed Fund will continue to be reinvested unless a shareholder elects otherwise. The Adviser reserves the right to implement other purchase limitations at the time of closing, including limitations on current shareholders.

         Currently, the Boston Partners Long/Short Equity Fund is closed to new investments, subject to the limitations discussed above.